Stock-Based Incentive Compensation Plans and Employee Benefit Plans Pension and Postretirement Benefits (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amounts recognized in balance sheets
Other liabilities-benefit obligations	$ (750)	$ (793)	$ (750)	$ (793)
Changes in plan assets and benefit obligations recognized in other comprehensive income
Amortization of net loss			(8)	(6)
Prior service cost (2)			(1)	(1)
Other Postretirement Benefits Plan [Member]
Components of net periodic costs [Abstract]
Service cost (1)			3	2	$ 2
Interest cost (2)			15	13	16
Expected return on plan assets (2)			(5)	(5)	(5)
Amortization of prior service cost (2)			(5)	(5)	(5)
Net periodic cost (credit)			$ 8	$ 5	$ 8
Assumptions used to determine net periodic benefit (income) cost
Discount rate			3.20%	3.60%	4.15%
Expected return on plan assets	3.95%	4.60%	4.60%	4.55%	4.50%
Change in benefit obligation [Roll Forward]
Benefit obligation, beginning of year			$ 331	$ 386
Plan obligations assumed in Merger			37	0
Service cost (1)			3	2	$ 2
Interest cost (2)			15	13	16
Participant contributions			8	7
Benefits paid			(26)	(25)
Plan amendment			9	0
Actuarial (gain) loss (1)			(21)	(52)
Benefit obligation, end of year	$ 356	$ 331	356	331	386
Change in plan assets [Rollforward]
Fair value of plan assets, beginning of year			114	120
Employer contributions			17	14
Participant contributions			8	7
Benefits paid			(26)	(25)
Actual investment return			15	(2)
Fair value of plan assets, end of year	128	114	128	114	$ 120
Funded status of plan
Funded status, end of year	(228)	(217)	(228)	(217)
Amounts recognized in balance sheets
Current liabilities-other	(8)	(6)	(8)	(6)
Other liabilities-benefit obligations	(220)	(211)	(220)	(211)
Net liability, end of year	$ (228)	$ (217)	$ (228)	$ (217)
Discount rate (2)	3.25%	4.35%	3.25%	4.35%	3.60%
Expected return on plan assets (3)	3.95%	4.60%	4.60%	4.55%	4.50%
Prescription drug cost trend rate assumed for the next year - Pre-65			8.00%	9.20%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%	4.50%	4.50%
Annualized individual discount rates based on time period, minimum			6 months
Annualized individual discount rates based on time period, maximum			99 years
Amounts recognized in accumulated other comprehensive loss
Unrecognized actuarial loss (gain)	$ (16)	$ (7)	$ (16)	$ (7)
Unrecognized prior service cost	7	5	7	5
Deferred Tax Benefit On Accumulated Other Comprehensive Income	0	0	0	0
Net amount recognized in accumulated other comprehensive loss (gain)	$ (9)	$ (2)	(9)	(2)
Changes in plan assets and benefit obligations recognized in other comprehensive income
Net loss (gain)			(8)
Amortization of net loss			0
Prior service cost (2)			1
Total recognized in comprehensive income			(7)
Total expense recognized in net periodic cost and other comprehensive income			1
Pension Plan [Member]
Components of net periodic costs [Abstract]
Service cost (1)			40	37
Interest cost (2)			96	79
Net periodic cost (credit)			$ 93	$ 61	$ 95
Assumptions used to determine net periodic benefit (income) cost
Discount rate			4.35%	3.65%	4.15%
Expected return on plan assets	5.75%	6.00%	6.00%	6.00%	6.00%
Rate of increase in compensation levels			4.60%	4.45%	4.50%
Change in benefit obligation [Roll Forward]
Benefit obligation, beginning of year			$ 2,013	$ 2,225
Plan obligations assumed in Merger			332	0
Service cost (1)			40	37
Interest cost (2)			96	79
Benefits paid			(244)	(201)
Plan amendment			1	0
Actuarial (gain) loss (1)			216	(127)
Curtailment			(1)	0
Benefit obligation, end of year	$ 2,453	$ 2,013	2,453	2,013	$ 2,225
Change in plan assets [Rollforward]
Fair value of plan assets, beginning of year			1,516	1,801
Plan assets assumed in Merger			286	0
Employer contributions			109	69
Benefits paid			(244)	(201)
Actual investment return			338	(153)
Fair value of plan assets, end of year	2,005	1,516	2,005	1,516	$ 1,801
Funded status of plan
Funded status, end of year	(448)	(497)	(448)	(497)
Amounts recognized in balance sheets
Current liabilities-other	(8)	(7)	(8)	(7)
Other liabilities-benefit obligations	(440)	(490)	(440)	(490)
Net liability, end of year	$ (448)	$ (497)	$ (448)	$ (497)
Discount rate (2)	3.20%	4.35%	3.20%	4.35%	3.65%
Expected return on plan assets (3)	5.75%	6.00%	6.00%	6.00%	6.00%
Rate of increase in compensation levels	4.95%	4.60%	4.95%	4.60%
Interest crediting rate	3.25%	3.75%	3.25%	3.75%
Annualized individual discount rates based on time period, minimum			6 months
Annualized individual discount rates based on time period, maximum			99 years
Amounts recognized in accumulated other comprehensive loss
Unrecognized actuarial loss (gain)	$ 105	$ 109	$ 105	$ 109
Unrecognized prior service cost	0	1	0	1
Deferred Tax Benefit On Accumulated Other Comprehensive Income	0	0	0	0
Net amount recognized in accumulated other comprehensive loss (gain)	105	110	105	110
Changes in plan assets and benefit obligations recognized in other comprehensive income
Net loss (gain)			4
Amortization of net loss			(8)
Prior service cost (2)			(1)
Total recognized in comprehensive income			(5)
Total expense recognized in net periodic cost and other comprehensive income			87
Pension benefits that have accumulated benefit obligations in excess of plan assets
Accumulated benefit obligation	2,352	1,930	2,352	1,930
Projected benefit obligation	2,385	1,952	2,385	1,952
Fair value of plan assets	2,005	1,516	2,005	1,516
Accumulated benefit obligation for all defined benefit pension plans	2,420	1,991	2,420	1,991
Non-qualified Pension Plan [Member]
Change in plan assets [Rollforward]
Employer contributions			23
Pension benefits that have accumulated benefit obligations in excess of plan assets
Accumulated benefit obligation	68	61	68	61
Projected benefit obligation	68	61	68	61
Fair value of plan assets	$ 0	$ 0	$ 0	$ 0
Minimum [Member] | Other Postretirement Benefits Plan [Member]
Amounts recognized in balance sheets
Health care cost trend rate assumed for the next year	5.50%	5.95%	5.50%	5.95%
Year that the cost trend rates reach the ultimate trend rate			2028	2026
Maximum [Member] | Other Postretirement Benefits Plan [Member]
Amounts recognized in balance sheets
Health care cost trend rate assumed for the next year	5.75%	28.60%	5.75%	28.60%
Year that the cost trend rates reach the ultimate trend rate			2029	2027
CenterPoint Energy Resources Corp.
Amounts recognized in balance sheets
Other liabilities-benefit obligations	$ (80)	$ (90)	$ (80)	$ (90)
Changes in plan assets and benefit obligations recognized in other comprehensive income
Amortization of net loss			0	0
Prior service cost (2)			0	(1)
CenterPoint Energy Resources Corp. | Other Postretirement Benefits Plan [Member]
Components of net periodic costs [Abstract]
Service cost (1)			1	1	$ 1
Interest cost (2)			5	4	5
Expected return on plan assets (2)			(1)	(1)	(1)
Amortization of prior service cost (2)			1	1	1
Net periodic cost (credit)			$ 6	$ 5	$ 6
Assumptions used to determine net periodic benefit (income) cost
Discount rate			3.20%	3.60%	4.15%
Expected return on plan assets	3.35%	4.15%	4.15%	3.85%	3.60%
Change in benefit obligation [Roll Forward]
Benefit obligation, beginning of year			$ 110	$ 109
Plan obligations assumed in Merger			0	0
Service cost (1)			1	1	$ 1
Interest cost (2)			5	4	5
Participant contributions			4	4
Benefits paid			(8)	(9)
Plan amendment			5	0
Actuarial (gain) loss (1)			(15)	(1)
Benefit obligation, end of year	$ 102	$ 110	102	110	109
Change in plan assets [Rollforward]
Fair value of plan assets, beginning of year			25	26
Employer contributions			3	4
Participant contributions			4	4
Benefits paid			(8)	(9)
Actual investment return			3	0
Fair value of plan assets, end of year	27	25	27	25	$ 26
Funded status of plan
Funded status, end of year	(75)	(85)	(75)	(85)
Amounts recognized in balance sheets
Current liabilities-other	(3)	(3)	(3)	(3)
Other liabilities-benefit obligations	(72)	(82)	(72)	(82)
Net liability, end of year	$ (75)	$ (85)	$ (75)	$ (85)
Discount rate (2)	3.25%	4.35%	3.25%	4.35%	3.60%
Expected return on plan assets (3)	3.35%	4.15%	4.15%	3.85%	3.60%
Prescription drug cost trend rate assumed for the next year - Pre-65			8.00%	9.20%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%	4.50%	4.50%
Annualized individual discount rates based on time period, minimum			6 months
Annualized individual discount rates based on time period, maximum			99 years
Amounts recognized in accumulated other comprehensive loss
Unrecognized actuarial loss (gain)	$ (12)	$ (3)	$ (12)	$ (3)
Unrecognized prior service cost	7	5	7	5
Deferred Tax Benefit On Accumulated Other Comprehensive Income	0	(9)	0	(9)
Net amount recognized in accumulated other comprehensive loss (gain)	$ (5)	$ (7)	(5)	$ (7)
Changes in plan assets and benefit obligations recognized in other comprehensive income
Net loss (gain)			(6)
Amortization of net loss			0
Prior service cost (2)			(1)
Total recognized in comprehensive income			(7)
Total expense recognized in net periodic cost and other comprehensive income			(1)
CenterPoint Energy Resources Corp. | Non-qualified Pension Plan [Member]
Change in plan assets [Rollforward]
Employer contributions			$ 0
CenterPoint Energy Resources Corp. | Minimum [Member] | Other Postretirement Benefits Plan [Member]
Amounts recognized in balance sheets
Health care cost trend rate assumed for the next year	5.50%	5.95%	5.50%	5.95%
Year that the cost trend rates reach the ultimate trend rate			2028	2026
CenterPoint Energy Resources Corp. | Maximum [Member] | Other Postretirement Benefits Plan [Member]
Amounts recognized in balance sheets
Health care cost trend rate assumed for the next year	5.75%	28.60%	5.75%	28.60%
Year that the cost trend rates reach the ultimate trend rate			2029	2027
CenterPoint Energy Houston Electric, LLC
Amounts recognized in balance sheets
Other liabilities-benefit obligations	$ (75)	$ (91)	$ (75)	$ (91)
Changes in plan assets and benefit obligations recognized in other comprehensive income
Amortization of net loss			0	0
Prior service cost (2)			0	0
CenterPoint Energy Houston Electric, LLC | Other Postretirement Benefits Plan [Member]
Components of net periodic costs [Abstract]
Service cost (1)			1	0	$ 1
Interest cost (2)			7	8	9
Expected return on plan assets (2)			(4)	(4)	(4)
Amortization of prior service cost (2)			(6)	(5)	(6)
Net periodic cost (credit)			$ (2)	$ (1)	$ 0
Assumptions used to determine net periodic benefit (income) cost
Discount rate			3.20%	3.60%	4.15%
Expected return on plan assets	4.05%	4.70%	4.70%	4.75%	4.75%
Change in benefit obligation [Roll Forward]
Benefit obligation, beginning of year			$ 166	$ 225
Plan obligations assumed in Merger			0	0
Service cost (1)			1	0	$ 1
Interest cost (2)			7	8	9
Participant contributions			2	2
Benefits paid			(13)	(13)
Plan amendment			3	0
Actuarial (gain) loss (1)			(4)	(56)
Benefit obligation, end of year	$ 162	$ 166	162	166	225
Change in plan assets [Rollforward]
Fair value of plan assets, beginning of year			89	93
Employer contributions			10	9
Participant contributions			2	2
Benefits paid			(13)	(13)
Actual investment return			13	(2)
Fair value of plan assets, end of year	101	89	101	89	$ 93
Funded status of plan
Funded status, end of year	(61)	(77)	(61)	(77)
Amounts recognized in balance sheets
Current liabilities-other	0	0	0	0
Other liabilities-benefit obligations	(61)	(77)	(61)	(77)
Net liability, end of year	$ (61)	$ (77)	$ (61)	$ (77)
Discount rate (2)	3.25%	4.35%	3.25%	4.35%	3.60%
Expected return on plan assets (3)	4.05%	4.70%	4.70%	4.75%	4.75%
Prescription drug cost trend rate assumed for the next year - Pre-65			8.00%	9.20%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%	4.50%	4.50%
Annualized individual discount rates based on time period, minimum			6 months
Annualized individual discount rates based on time period, maximum			99 years
CenterPoint Energy Houston Electric, LLC | Non-qualified Pension Plan [Member]
Change in plan assets [Rollforward]
Employer contributions			$ 0
CenterPoint Energy Houston Electric, LLC | Minimum [Member] | Other Postretirement Benefits Plan [Member]
Amounts recognized in balance sheets
Health care cost trend rate assumed for the next year	5.50%	5.95%	5.50%	5.95%
Year that the cost trend rates reach the ultimate trend rate			2028	2026
CenterPoint Energy Houston Electric, LLC | Maximum [Member] | Other Postretirement Benefits Plan [Member]
Amounts recognized in balance sheets
Health care cost trend rate assumed for the next year	5.75%	28.60%	5.75%	28.60%
Year that the cost trend rates reach the ultimate trend rate			2029	2027
Operation And Maintenance Expense [Member] | Pension Plan [Member]
Components of net periodic costs [Abstract]
Service cost (1)			$ 40	$ 37	$ 36
Change in benefit obligation [Roll Forward]
Service cost (1)			40	37	36
Other Nonoperating Income (Expense) [Member] | Pension Plan [Member]
Components of net periodic costs [Abstract]
Interest cost (2)			96	79	89
Expected return on plan assets (2)			(105)	(107)	(97)
Amortization of prior service cost (2)			9	9	9
Amortization of net loss (2)			52	43	58
Settlement cost (2) (3)			2	0	0
Curtailment gain (2) (4)			(1)	0	0
Change in benefit obligation [Roll Forward]
Interest cost (2)			$ 96	$ 79	$ 89